Effects of Regulation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	$ 25,727,000		$ 25,074,000
Accumulated Depreciation	20,188,000		19,288,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	44,117,000		40,997,000
Noncurrent Regulatory Liabilities	3,892,000		3,694,000
Regulatory Assets
Current Regulatory Assets	127,000		80,000
Noncurrent Regulatory Assets	4,264,000		4,376,000
Regulatory Liabilities
Current Regulatory Liabilities	55,000		119,000
Noncurrent Regulatory Liabilities	3,892,000		3,694,000
Effects of Regulation (Textuals) [Abstract]
Customer Accounts Receivable	727,000		746,000
Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	1,523,000
Accumulated Depreciation	779,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	744,000
Noncurrent Regulatory Liabilities	171,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	171,000
AEP Subsidiaries [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	1,068,389
Accumulated Depreciation	570,396
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	497,993
Noncurrent Regulatory Liabilities	120,058
Regulatory Liabilities
Noncurrent Regulatory Liabilities	120,058
Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	6,824,029		6,745,172
Accumulated Depreciation	3,823,664		3,617,990
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	9,181,715		8,969,210
Noncurrent Regulatory Liabilities	652,867		631,225
Regulatory Assets
Current Regulatory Assets	66,076		39,811
Noncurrent Regulatory Assets	857,872		1,003,890
Regulatory Liabilities
Current Regulatory Liabilities	0		107,048
Noncurrent Regulatory Liabilities	652,867		631,225
Effects of Regulation (Textuals) [Abstract]
Customer Accounts Receivable	114,711		142,010
Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	3,741,831		3,577,906
Accumulated Depreciation	3,410,341		3,299,349
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	5,416,375		5,056,364
Noncurrent Regulatory Liabilities	1,199,694		1,112,645
Regulatory Assets
Current Regulatory Assets	773		3,397
Noncurrent Regulatory Assets	536,152		524,114
Regulatory Liabilities
Current Regulatory Liabilities	7,142		1,976
Noncurrent Regulatory Liabilities	1,199,694		1,112,645
Effects of Regulation (Textuals) [Abstract]
Customer Accounts Receivable	56,978		63,011
Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Accumulated Depreciation	2,038,120		1,973,042
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	4,763,609		4,465,780
Noncurrent Regulatory Liabilities	514,691		435,499
Regulatory Assets
Current Regulatory Assets	0		15,829
Noncurrent Regulatory Assets	1,318,939		1,378,697
Regulatory Liabilities
Current Regulatory Liabilities	46,264		0
Noncurrent Regulatory Liabilities	514,691		435,499
Effects of Regulation (Textuals) [Abstract]
Customer Accounts Receivable	57,906		67,054
Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	1,264,724		1,203,221
Accumulated Depreciation	1,319,554		1,323,522
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	3,440,623		3,165,959
Noncurrent Regulatory Liabilities	334,479		327,673
Regulatory Assets
Current Regulatory Assets	35,699		3,298
Noncurrent Regulatory Assets	154,327		156,690
Regulatory Liabilities
Noncurrent Regulatory Liabilities	334,479		327,673
Effects of Regulation (Textuals) [Abstract]
Customer Accounts Receivable	28,448		32,314
Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	3,864,543		3,764,429
Accumulated Depreciation	2,503,290		2,391,652
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	5,907,287		5,532,935
Noncurrent Regulatory Liabilities	458,530		472,128
Regulatory Assets
Current Regulatory Assets	24,024		17,949
Noncurrent Regulatory Assets	393,602	[1]	369,905	[1]
Regulatory Liabilities
Current Regulatory Liabilities	0		7,275
Noncurrent Regulatory Liabilities	458,530		472,128
Effects of Regulation (Textuals) [Abstract]
Customer Accounts Receivable	46,738		86,263
Southwestern Electric Power Co [Member] | Texas Base Rate Case [Member]
Effects of Regulation (Textuals) [Abstract]
Customer Accounts Receivable			42,000
Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	3,840,000		3,686,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	3,840,000		3,686,000
Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	640,834		630,976
Regulatory Liabilities
Noncurrent Regulatory Liabilities	640,834		630,976
Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	1,199,592		1,112,532
Regulatory Liabilities
Noncurrent Regulatory Liabilities	1,199,592		1,112,532
Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	479,080		430,501
Regulatory Liabilities
Noncurrent Regulatory Liabilities	479,080		430,501
Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	330,289		324,790
Regulatory Liabilities
Noncurrent Regulatory Liabilities	330,289		324,790
Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	458,530		472,128
Regulatory Liabilities
Noncurrent Regulatory Liabilities	458,530		472,128
Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	52,000		8,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	52,000		8,000
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	12,033		249
Regulatory Liabilities
Noncurrent Regulatory Liabilities	12,033		249
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	102		113
Regulatory Liabilities
Noncurrent Regulatory Liabilities	102		113
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	35,611		4,998
Regulatory Liabilities
Noncurrent Regulatory Liabilities	35,611		4,998
Regulatory Liabilities Pending Final Regulatory Determination [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	4,190		2,883
Regulatory Liabilities
Noncurrent Regulatory Liabilities	4,190		2,883
Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets	226,000		330,000
Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	125,748		111,218
Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	13,649		35,386
Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	10,483		107,074
Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	17,693		19,588
Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	12,115		11,028
Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets	4,038,000		4,046,000
Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	732,124		892,672
Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	522,503		488,728
Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,308,456		1,271,623
Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	136,634		137,102
Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	381,487		358,877
Acquisition of Valley Electric Membership Corporation [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P1Y
Regulatory Assets
Noncurrent Regulatory Assets	1,756		4,100
Remaining Recovery Period, Noncurrent	P1Y
Advanced Metering Infrastructure Surcharge [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	44,000		68,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	44,000		68,000
Remaining Refund Period, Noncurrent	P6Y
Amos Plant Transfer Costs - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,377		0
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	2,660,000	[2]	2,589,000	[2]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	2,660,000	[2]	2,589,000	[2]
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	617,267	[2]	583,723	[2]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	617,267	[2]	583,723	[2]
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	378,471	[2]	389,025	[2]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	378,471	[2]	389,025	[2]
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	423,218	[2]	421,061	[2]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	423,218	[2]	421,061	[2]
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	275,415	[2]	276,418	[2]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	275,415	[2]	276,418	[2]
Asset Removal Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	384,268	[2]	372,381	[2]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	384,268	[2]	372,381	[2]
Asset Retirement Obligation [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P3Y
Regulatory Assets
Noncurrent Regulatory Assets	4,418		6,453
Remaining Recovery Period, Noncurrent	P3Y
Base Load Purchase Power Contract [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	6,087		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	6,087		0
Remaining Refund Period, Noncurrent	P1Y
Base Load Purchase Power Contract [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		6,400
Big Sandy Plant Unit 2 [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	455,000
Accumulated Depreciation	208,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	247,000
Noncurrent Regulatory Liabilities	51,000
Expected Retirement Date	2015
Remaining Recovery Period, Noncurrent	P26Y
Regulatory Assets
Remaining Recovery Period, Noncurrent	P26Y
Regulatory Liabilities
Noncurrent Regulatory Liabilities	51,000
Carbon Capture and Storage Commercial Scale Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	440		1,143
Carbon Capture and Storage Commercial Scale Facility - West Virginia, FERC [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,287		1,287
Carbon Capture and Storage Product Validation Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets	13,000		13,000
Carbon Capture and Storage Product Validation Facility - West Virginia, FERC [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	13,264		13,264
Cook Plant Nuclear Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	38,000		58,000
Remaining Recovery Period, Noncurrent	P2Y
Cook Plant Nuclear Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	38,012		57,979
Remaining Recovery Period, Noncurrent	P2Y
Cook Plant Turbine [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	6,596		3,452
Cook Plant, Unit 2 Baffle Bolts - Indiana [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P24Y
Regulatory Assets
Noncurrent Regulatory Assets	6,949		7,248
Remaining Recovery Period, Noncurrent	P24Y
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member]
Regulatory Liabilities
Current Regulatory Liabilities	55,000		110,000
Remaining Refund Period, Current	P1Y
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities	0		107,048
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities	7,142		0
Remaining Refund Period, Current	P1Y
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities	46,264		0
Remaining Refund Period, Current	P1Y
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member]
Regulatory Liabilities
Current Regulatory Liabilities	0		9,000
Remaining Refund Period, Current
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities	0		1,976
Deferred Fuel Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities	0		7,275
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member]
Regulatory Assets
Current Regulatory Assets	121,000		61,000
Remaining Recovery Period, Current	P1Y
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets	60,726		39,811
Remaining Recovery Period, Current	P1Y
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Current Regulatory Assets	773		0
Remaining Recovery Period, Current	P1Y
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Current Regulatory Assets	35,699		3,298
Remaining Recovery Period, Current	P1Y
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Current Regulatory Assets	24,024		17,949
Remaining Recovery Period, Current	P1Y
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P4Y
Regulatory Assets
Noncurrent Regulatory Assets	378,000		445,000
Remaining Recovery Period, Noncurrent	P4Y
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P4Y
Regulatory Assets
Noncurrent Regulatory Assets	377,500		444,959
Remaining Recovery Period, Noncurrent	P4Y
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member]
Regulatory Assets
Current Regulatory Assets	6,000		19,000
Remaining Recovery Period, Current	P1Y
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets	5,350		0
Remaining Recovery Period, Current	P1Y
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Current Regulatory Assets	0		3,397
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Ohio Power Co [Member]
Regulatory Assets
Current Regulatory Assets	0		15,829
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	112,000		121,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	112,000		121,000
Remaining Refund Period, Noncurrent	P50Y
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	38,323		43,200
Regulatory Liabilities
Noncurrent Regulatory Liabilities	38,323		43,200
Remaining Refund Period, Noncurrent	P22Y
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	46,928		46,753
Regulatory Liabilities
Noncurrent Regulatory Liabilities	46,928		46,753
Remaining Refund Period, Noncurrent	P50Y
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	9,831		11,207
Regulatory Liabilities
Noncurrent Regulatory Liabilities	9,831		11,207
Remaining Refund Period, Noncurrent	P16Y
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	26,000		29,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	26,000		29,000
Remaining Refund Period, Noncurrent	P46Y
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	1,312		1,863
Regulatory Liabilities
Noncurrent Regulatory Liabilities	1,312		1,863
Remaining Refund Period, Noncurrent	P46Y
Deferred Investment Tax Credits [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	67		165
Regulatory Liabilities
Noncurrent Regulatory Liabilities	67		165
Remaining Refund Period, Noncurrent	P7Y
Deferral of Major Generation Overhauls [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P3Y
Regulatory Assets
Noncurrent Regulatory Assets	1,333		2,933
Remaining Recovery Period, Noncurrent	P3Y
Deferred Asset Phase-In Rider [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	7,121		4,334
Regulatory Liabilities
Noncurrent Regulatory Liabilities	7,121		4,334
Remaining Refund Period, Noncurrent	P6Y
Deferred Cook Plant Life Cycle Management Project Costs - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		4,093
Deferred Cook Plant Life Cycle Management Project Costs - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P5Y
Regulatory Assets
Noncurrent Regulatory Assets	2,162		0
Remaining Recovery Period, Noncurrent	P5Y
Deferred Cook Plant Life Cycle Management Project Costs - Michigan [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,222		164
Deferred Restructuring Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P4Y
Regulatory Assets
Noncurrent Regulatory Assets	8,000		11,000
Remaining Recovery Period, Noncurrent	P4Y
Deferred Restructuring Costs - Louisiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P4Y
Regulatory Assets
Noncurrent Regulatory Assets	5,129		0
Remaining Recovery Period, Noncurrent	P4Y
Deferred Restructuring Costs - Michigan [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P1Y
Regulatory Assets
Noncurrent Regulatory Assets	1,159		2,423
Remaining Recovery Period, Noncurrent	P1Y
Deferred Restructuring Costs - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P4Y
Regulatory Assets
Noncurrent Regulatory Assets	6,519		8,525
Remaining Recovery Period, Noncurrent	P4Y
Deferred State Income Tax Coal Credits [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	0		28,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		28,000
Deferred State Income Tax Coal Credits - Virginia [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	0		28,255
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		28,255
Deferred System Reliability Rider Expenses [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P1Y
Regulatory Assets
Noncurrent Regulatory Assets	8,296		0
Remaining Recovery Period, Noncurrent	P1Y
Enhanced Service Reliability Plan [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	6,504		6,836
Remaining Recovery Period, Noncurrent	P2Y
Environmental Rate Adjustment Clause - Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		2,440
Environmental Rate Adjustment Clause - Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P1Y
Regulatory Assets
Noncurrent Regulatory Assets	3,000		27,000
Remaining Recovery Period, Noncurrent	P1Y
Environmental Rate Adjustment Clause - Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P1Y
Regulatory Assets
Noncurrent Regulatory Assets	3,304		27,426
Remaining Recovery Period, Noncurrent	P1Y
Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	695,000	[3]	597,000	[3]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	695,000	[3]	597,000	[3]
Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	694,856	[3]	597,113	[3]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	694,856	[3]	597,113	[3]
Excess Earnings [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	11,000		12,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	11,000		12,000
Remaining Refund Period, Noncurrent	P39Y
Excess Earnings - Texas [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	2,831		2,903
Regulatory Liabilities
Noncurrent Regulatory Liabilities	2,831		2,903
Remaining Refund Period, Noncurrent	P39Y
Expanded Net Energy Charge - Coal Inventory [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets	3,000		21,000
Expanded Net Energy Charge - Coal Inventory [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	3,421		20,528
Expanded Net Energy Charge - Construction Surcharge [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	5,383		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	5,383		0
Expanded Net Energy Charge - Construction Surcharge [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	2,307		0
Felman Special Rate Mechanism - West Virginia [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	2,152		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	2,152		0
Generation Rate Adjustment Clause - Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P1Y
Regulatory Assets
Noncurrent Regulatory Assets	3,832		6,491
Remaining Recovery Period, Noncurrent	P1Y
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P53Y
Regulatory Assets
Noncurrent Regulatory Assets	1,268,000		1,390,000
Remaining Recovery Period, Noncurrent	P53Y
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P24Y
Regulatory Assets
Noncurrent Regulatory Assets	381,707		531,302
Remaining Recovery Period, Noncurrent	P24Y
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P28Y
Regulatory Assets
Noncurrent Regulatory Assets	255,002		250,478
Remaining Recovery Period, Noncurrent	P28Y
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P27Y
Regulatory Assets
Noncurrent Regulatory Assets	137,462		150,183
Remaining Recovery Period, Noncurrent	P27Y
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P35Y
Regulatory Assets
Noncurrent Regulatory Assets	1,937		88
Remaining Recovery Period, Noncurrent	P35Y
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P31Y
Regulatory Assets
Noncurrent Regulatory Assets	254,856		247,827
Remaining Recovery Period, Noncurrent	P31Y
Integrated Gasification Combined Cycle Preconstruction Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	0		4,782
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		4,782
Integrated Gasification Combined Cycle Preconstruction Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets	11,000		0
Integrated Gasification Combined Cycle Preconstruction Costs - West Virginia, FERC [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	10,838		0
Litigation Settlement [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P11Y
Regulatory Assets
Noncurrent Regulatory Assets	9,000		10,000
Remaining Recovery Period, Noncurrent	P11Y
Litigation Settlement [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P11Y
Regulatory Assets
Noncurrent Regulatory Assets	9,468		10,382
Remaining Recovery Period, Noncurrent	P11Y
Louisiana Refundable Construction Financing Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	58,000		78,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	58,000		78,000
Remaining Refund Period, Noncurrent	P4Y
Louisiana Refundable Construction Financing Costs [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	58,177		77,664
Regulatory Liabilities
Noncurrent Regulatory Liabilities	58,177		77,664
Remaining Refund Period, Noncurrent	P4Y
Low Income Customers/Economic Recovery [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	1,307		1,724
Regulatory Liabilities
Noncurrent Regulatory Liabilities	1,307		1,724
Remaining Refund Period, Noncurrent	P1Y
Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P10Y
Regulatory Assets
Noncurrent Regulatory Assets	10,201		11,221
Remaining Recovery Period, Noncurrent	P10Y
Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P10Y
Regulatory Assets
Noncurrent Regulatory Assets	5,333		5,866
Remaining Recovery Period, Noncurrent	P10Y
Northeastern Station Unit 4 [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	182,000
Accumulated Depreciation	91,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	91,000
Noncurrent Regulatory Liabilities	11,000
Expected Retirement Date	2016
Remaining Recovery Period, Noncurrent	P26Y
Regulatory Assets
Remaining Recovery Period, Noncurrent	P26Y
Regulatory Liabilities
Noncurrent Regulatory Liabilities	11,000
Northeastern Station Unit 4 [Member] | Public Service Co Of Oklahoma [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	182,138
Accumulated Depreciation	90,925
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	91,213
Noncurrent Regulatory Liabilities	11,189
Expected Retirement Date	2016
Remaining Recovery Period, Noncurrent	P26Y
Regulatory Assets
Remaining Recovery Period, Noncurrent	P26Y
Regulatory Liabilities
Noncurrent Regulatory Liabilities	11,189
Off-system Sales Margin Sharing [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		4,409
Off-system Sales Margin Sharing - Indiana [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	19,000		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	19,000		0
Remaining Refund Period, Noncurrent	P2Y
Off-system Sales Margin Sharing - Indiana [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	19,409		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	19,409		0
Remaining Refund Period, Noncurrent	P2Y
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P4Y
Regulatory Assets
Noncurrent Regulatory Assets	422,000		288,000
Remaining Recovery Period, Noncurrent	P4Y
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P4Y
Regulatory Assets
Noncurrent Regulatory Assets	422,120		288,060
Remaining Recovery Period, Noncurrent	P4Y
Ohio Distribution Decoupling [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	35,000		31,000
Remaining Recovery Period, Noncurrent	P2Y
Ohio Distribution Decoupling [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	35,069		31,329
Remaining Recovery Period, Noncurrent	P2Y
Ohio Economic Development Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		14,000
Ohio Economic Development Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		13,854
Ohio Economic Development Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P1Y
Regulatory Assets
Noncurrent Regulatory Assets	4,129		791
Remaining Recovery Period, Noncurrent	P1Y
Ohio Transmission Cost Recovery Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	28,000		87,000
Remaining Recovery Period, Noncurrent	P2Y
Ohio Transmission Cost Recovery Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	27,894		86,621
Remaining Recovery Period, Noncurrent	P2Y
Ormet Special Rate Recovery Mechanism | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets	10,000		36,000
Ormet Special Rate Recovery Mechanism | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	10,483		35,631
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets	21,000		18,000
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		665
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	764		522
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	68		0
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulatory Assets
Noncurrent Regulatory Assets	44,000		49,000
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,075		2,409
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	2,316		2,239
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		1,293
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	972		642
Other Regulatory Assets Approved for Recovery [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,631		660
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		4,000
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets	49,000		37,000
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	168		168
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	860		0
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,079		845
Other Regulatory Assets Pending Final Regulatory Approval [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,262		1,951
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	25,000		13,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	25,000		13,000
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	25		869
Regulatory Liabilities
Noncurrent Regulatory Liabilities	25		869
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	21		23
Regulatory Liabilities
Noncurrent Regulatory Liabilities	21		23
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	80		297
Regulatory Liabilities
Noncurrent Regulatory Liabilities	80		297
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	466		1,619
Regulatory Liabilities
Noncurrent Regulatory Liabilities	466		1,619
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	1,143		2,685
Regulatory Liabilities
Noncurrent Regulatory Liabilities	1,143		2,685
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	4,000		1,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	4,000		1,000
Other Regulatory Liabilities Approved for Payment [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	0		32
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		32
Other Regulatory Liabilities Pending Final Regulatory Determination [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	17,000		3,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	17,000		3,000
Other Regulatory Liabilities Pending Final Regulatory Determination [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	0		249
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		249
Other Regulatory Liabilities Pending Final Regulatory Determination [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	102		113
Regulatory Liabilities
Noncurrent Regulatory Liabilities	102		113
Other Regulatory Liabilities Pending Final Regulatory Determination [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	439		216
Regulatory Liabilities
Noncurrent Regulatory Liabilities	439		216
Other Regulatory Liabilities Pending Final Regulatory Determination [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	248		248
Regulatory Liabilities
Noncurrent Regulatory Liabilities	248		248
Other Regulatory Liabilities Pending Final Regulatory Determination [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	0		5,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		5,000
Over-Recovered Base Plan Funding Costs [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	1,393		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	1,393		0
Remaining Refund Period, Noncurrent	P2Y
Over-Recovery of Costs Related to Advanced Metering [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	3,942		2,635
Regulatory Liabilities
Noncurrent Regulatory Liabilities	3,942		2,635
Over-Recovered Customer Rate Relief - West Virginia [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	2,570		413
Regulatory Liabilities
Noncurrent Regulatory Liabilities	2,570		413
Remaining Refund Period, Noncurrent	P1Y
Over-Recovered Deferred Wind Power Costs - Virginia [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	4,498		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	4,498		0
Over-Recovered Generation Recovery Rider Costs - Arkansas [Member] | Regulatory Liabilities Currently Paying a Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	1,724		1,254
Regulatory Liabilities
Noncurrent Regulatory Liabilities	1,724		1,254
Remaining Refund Period, Noncurrent	P2Y
Over-Recovered River Transportation Division Expenses [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	5,347		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	5,347		0
Remaining Refund Period, Noncurrent	P1Y
Over-Recovery of PJM Expenses [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	0		14,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		14,000
Over-Recovery of PJM Expenses [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	0		13,924
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		13,924
Over-Recovery of Transition Charges [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	47,000		40,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	47,000		40,000
Remaining Refund Period, Noncurrent	P13Y
Partnership with Ohio Contribution [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P1Y
Regulatory Assets
Noncurrent Regulatory Assets	415		1,410
Remaining Recovery Period, Noncurrent	P1Y
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	3,000		18,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	3,000		18,000
Remaining Refund Period, Noncurrent	P2Y
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	0		15,021
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		15,021
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	62,000		44,000
Remaining Recovery Period, Noncurrent	P2Y
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	16,616		4,457
Remaining Recovery Period, Noncurrent	P2Y
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	29,067		18,529
Remaining Recovery Period, Noncurrent	P2Y
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	9,162		11,333
Remaining Recovery Period, Noncurrent	P2Y
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	2,176		2,584
Remaining Recovery Period, Noncurrent	P2Y
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P4Y
Regulatory Assets
Noncurrent Regulatory Assets	39,000		40,000
Remaining Recovery Period, Noncurrent	P4Y
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P4Y
Regulatory Assets
Noncurrent Regulatory Assets	17,760		19,772
Remaining Recovery Period, Noncurrent	P4Y
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P4Y
Regulatory Assets
Noncurrent Regulatory Assets	9,999		9,096
Remaining Recovery Period, Noncurrent	P4Y
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P4Y
Regulatory Assets
Noncurrent Regulatory Assets	6,139		6,198
Remaining Recovery Period, Noncurrent	P4Y
Provision for Regulatory Loss [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	35,000		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	35,000		0
Provision for Regulatory Loss [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Pending Final Regulatory Determination [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	35,172		0
Regulatory Liabilities
Noncurrent Regulatory Liabilities	35,172		0
Rate Case Expense [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	8,126		7,934
Red Rock Generating Facility [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P42Y
Regulatory Assets
Noncurrent Regulatory Assets	10,000		10,000
Remaining Recovery Period, Noncurrent	P42Y
Red Rock Generating Facility [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P42Y
Regulatory Assets
Noncurrent Regulatory Assets	9,502		9,728
Remaining Recovery Period, Noncurrent	P42Y
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P5Y
Regulatory Assets
Noncurrent Regulatory Assets	9,000		12,000
Remaining Recovery Period, Noncurrent	P5Y
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P5Y
Regulatory Assets
Noncurrent Regulatory Assets	2,498		3,473
Remaining Recovery Period, Noncurrent	P5Y
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P5Y
Regulatory Assets
Noncurrent Regulatory Assets	1,801		2,544
Remaining Recovery Period, Noncurrent	P5Y
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P5Y
Regulatory Assets
Noncurrent Regulatory Assets	3,740		5,232
Remaining Recovery Period, Noncurrent	P5Y
River Transportation Division Expenses [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		4,090
Shipe Road Transmission Project [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	2,287		0
Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	44,000	[3]	43,000	[3]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	44,000	[3]	43,000	[3]
Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	43,519	[3]	43,416	[3]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	43,519	[3]	43,416	[3]
Storm Related Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets	20,000		22,000
Storm Related Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P4Y
Regulatory Assets
Noncurrent Regulatory Assets	13,000		17,000
Remaining Recovery Period, Noncurrent	P4Y
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets	100,000		161,000
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	65,206		65,206
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		57,589
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Public Service Co Of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	16,614		18,743
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P4Y
Regulatory Assets
Noncurrent Regulatory Assets	26,000		18,000
Remaining Recovery Period, Noncurrent	P4Y
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P1Y
Regulatory Assets
Noncurrent Regulatory Assets	15,215		0
Remaining Recovery Period, Noncurrent	P1Y
Storm Related Costs - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,074		1,836
Storm Related Costs - Virginia [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P4Y
Regulatory Assets
Noncurrent Regulatory Assets	12,963		17,167
Remaining Recovery Period, Noncurrent	P4Y
Storm Related Costs - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P4Y
Regulatory Assets
Noncurrent Regulatory Assets	8,488		11,100
Remaining Recovery Period, Noncurrent	P4Y
Stranded Costs on Abandoned Plants [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	3,897		3,896
Tanners Creek Plant Units 1 Through 4 [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	711,000
Accumulated Depreciation	384,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	327,000
Noncurrent Regulatory Liabilities	89,000
Expected Retirement Date	2015
Remaining Recovery Period, Noncurrent	P16Y
Regulatory Assets
Remaining Recovery Period, Noncurrent	P16Y
Regulatory Liabilities
Noncurrent Regulatory Liabilities	89,000
Tanners Creek Plant Units 1 Through 4 [Member] | Indiana Michigan Power Co [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	711,034
Accumulated Depreciation	383,643
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	327,391
Noncurrent Regulatory Liabilities	89,333
Expected Retirement Date	2015
Remaining Recovery Period, Noncurrent	P16Y
Regulatory Assets
Remaining Recovery Period, Noncurrent	P16Y
Regulatory Liabilities
Noncurrent Regulatory Liabilities	89,333
Texas Meter Replacement Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P13Y
Regulatory Assets
Noncurrent Regulatory Assets	59,000		77,000
Remaining Recovery Period, Noncurrent	P13Y
Transmission Agreement Phase-In - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		3,313
Transmission Agreement Phase-In - West Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P3Y
Regulatory Assets
Noncurrent Regulatory Assets	2,875		0
Remaining Recovery Period, Noncurrent	P3Y
Transmission Rate Adjustment Clause - Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	53,000		47,000
Remaining Recovery Period, Noncurrent	P2Y
Transmission Rate Adjustment Clause - Virginia [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	53,164		47,322
Remaining Recovery Period, Noncurrent	P2Y
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P29Y
Regulatory Assets
Noncurrent Regulatory Assets	66,000		81,000
Remaining Recovery Period, Noncurrent	P29Y
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P28Y
Regulatory Assets
Noncurrent Regulatory Assets	11,067		11,622
Remaining Recovery Period, Noncurrent	P28Y
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P18Y
Regulatory Assets
Noncurrent Regulatory Assets	13,272		21,508
Remaining Recovery Period, Noncurrent	P18Y
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P24Y
Regulatory Assets
Noncurrent Regulatory Assets	11,694		13,033
Remaining Recovery Period, Noncurrent	P24Y
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P19Y
Regulatory Assets
Noncurrent Regulatory Assets	7,987		9,455
Remaining Recovery Period, Noncurrent	P19Y
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P29Y
Regulatory Assets
Noncurrent Regulatory Assets	6,952		8,165
Remaining Recovery Period, Noncurrent	P29Y
Under-Recovered Capacity Costs - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		22,000
Under-Recovered Capacity Costs - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		21,945
Under-Recovered Capacity Costs - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P1Y
Regulatory Assets
Noncurrent Regulatory Assets	25,000		0
Remaining Recovery Period, Noncurrent	P1Y
Under-Recovered Capacity Costs - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P1Y
Regulatory Assets
Noncurrent Regulatory Assets	25,053		0
Remaining Recovery Period, Noncurrent	P1Y
Under-Recovered Distribution Investment Rider [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	10,000		9,000
Remaining Recovery Period, Noncurrent	P2Y
Under-Recovered Distribution Investment Rider [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	9,873		8,677
Remaining Recovery Period, Noncurrent	P2Y
Under-Recovered gridSMART Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	16,000		8,000
Remaining Recovery Period, Noncurrent	P2Y
Under-Recovered gridSMART Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	15,891		8,396
Remaining Recovery Period, Noncurrent	P2Y
Under-Recovery of PJM Expense [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	22,000		0
Remaining Recovery Period, Noncurrent	P2Y
Under-Recovery of PJM Expense - Indiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P2Y
Regulatory Assets
Noncurrent Regulatory Assets	21,872		0
Remaining Recovery Period, Noncurrent	P2Y
Under-Recovery of Transmission Cost Recovery Factor [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P1Y
Regulatory Assets
Noncurrent Regulatory Assets	15,000		20,000
Remaining Recovery Period, Noncurrent	P1Y
United Mine Workers of America Pension Withdrawal [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P11Y
Regulatory Assets
Noncurrent Regulatory Assets	25,000		27,000
Remaining Recovery Period, Noncurrent	P11Y
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	92,000		35,000
Regulatory Liabilities
Noncurrent Regulatory Liabilities	92,000		35,000
Remaining Refund Period, Noncurrent	P18Y
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	19,660		15,853
Regulatory Liabilities
Noncurrent Regulatory Liabilities	19,660		15,853
Remaining Refund Period, Noncurrent	P3Y
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	19,646		10,810
Regulatory Liabilities
Noncurrent Regulatory Liabilities	19,646		10,810
Remaining Refund Period, Noncurrent	P3Y
Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	47,287		2,920
Regulatory Liabilities
Noncurrent Regulatory Liabilities	47,287		2,920
Remaining Refund Period, Noncurrent	P18Y
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P3Y
Regulatory Assets
Noncurrent Regulatory Assets	10,000		0
Remaining Recovery Period, Noncurrent	P3Y
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P3Y
Regulatory Assets
Noncurrent Regulatory Assets	4,081		4
Remaining Recovery Period, Noncurrent	P3Y
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P1Y
Regulatory Assets
Noncurrent Regulatory Assets	1,144		3
Remaining Recovery Period, Noncurrent	P1Y
Vegetation Management [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P1Y
Regulatory Assets
Noncurrent Regulatory Assets	5,000		14,000
Remaining Recovery Period, Noncurrent	P1Y
Vegetation Management [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P1Y
Regulatory Assets
Noncurrent Regulatory Assets	2,898		13,963
Remaining Recovery Period, Noncurrent	P1Y
Vegetation Management Program - Louisiana [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P1Y
Regulatory Assets
Noncurrent Regulatory Assets	2,522		0
Remaining Recovery Period, Noncurrent	P1Y
Vegetation Management Program - Texas [Member] | Regulatory Liabilities Currently Not Paying Return [Member] | Regulatory Liabilities Approved for Payment [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Noncurrent Regulatory Liabilities	556		4,002
Regulatory Liabilities
Noncurrent Regulatory Liabilities	556		4,002
Remaining Refund Period, Noncurrent	P1Y
Vegetation Management Program - West Virginia [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member]
Regulatory Assets
Noncurrent Regulatory Assets	20,000		0
Vegetation Management Program - West Virginia [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	19,089		0
Virginia Demand Response Program Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Pending Final Regulatory Approval [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	8,791		5,012
Welsh Plant Unit 2 [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	175,000
Accumulated Depreciation	96,000
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	79,000
Noncurrent Regulatory Liabilities	20,000
Expected Retirement Date	2016
Remaining Recovery Period, Noncurrent	P26Y
Regulatory Assets
Remaining Recovery Period, Noncurrent	P26Y
Regulatory Liabilities
Noncurrent Regulatory Liabilities	20,000
Welsh Plant Unit 2 [Member] | Southwestern Electric Power Co [Member] | Generating Units Probable of Abandonment [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Gross Investment	175,217
Accumulated Depreciation	95,828
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	79,389
Noncurrent Regulatory Liabilities	19,536
Expected Retirement Date	2016
Remaining Recovery Period, Noncurrent	P26Y
Regulatory Assets
Remaining Recovery Period, Noncurrent	P26Y
Regulatory Liabilities
Noncurrent Regulatory Liabilities	19,536
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P10Y
Regulatory Assets
Noncurrent Regulatory Assets	46,000		51,000
Remaining Recovery Period, Noncurrent	P10Y
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P10Y
Regulatory Assets
Noncurrent Regulatory Assets	10,322		11,354
Remaining Recovery Period, Noncurrent	P10Y
Other Postretirement Benefit Plans [Member] | Medicare Subsidy [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P10Y
Regulatory Assets
Noncurrent Regulatory Assets	4,899		5,389
Remaining Recovery Period, Noncurrent	P10Y
Other Postretirement Benefit Plans [Member] | Medicare Subsidy - West Virginia, FERC [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P10Y
Regulatory Assets
Noncurrent Regulatory Assets	5,888		6,477
Remaining Recovery Period, Noncurrent	P10Y
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P13Y
Regulatory Assets
Noncurrent Regulatory Assets	1,273,000		1,157,000
Remaining Recovery Period, Noncurrent	P13Y
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Appalachian Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P13Y
Regulatory Assets
Noncurrent Regulatory Assets	212,485		192,464
Remaining Recovery Period, Noncurrent	P13Y
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Indiana Michigan Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P13Y
Regulatory Assets
Noncurrent Regulatory Assets	107,857		100,132
Remaining Recovery Period, Noncurrent	P13Y
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Ohio Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P13Y
Regulatory Assets
Noncurrent Regulatory Assets	195,422		188,722
Remaining Recovery Period, Noncurrent	P13Y
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Public Service Co Of Oklahoma [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P13Y
Regulatory Assets
Noncurrent Regulatory Assets	89,648		77,171
Remaining Recovery Period, Noncurrent	P13Y
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Approved for Recovery [Member] | Southwestern Electric Power Co [Member]
Regulated Generating Units To Be Retired Before Or During 2016
Remaining Recovery Period, Noncurrent	P13Y
Regulatory Assets
Noncurrent Regulatory Assets	$ 99,920		$ 89,672
Remaining Recovery Period, Noncurrent	P13Y

[1]	Additionally, as of December 31, 2013, SWEPCo has recorded approximately $42 million in Customer Accounts Receivable on the balance sheet to reflect revenues, retroactive to January 2013, resulting from the PUCT decision in the Texas Base Rate Case. The majority of these amounts were collected through a rider that was billed to customers.
[2]	Relieved as removal costs are incurred.
[3]	Relieved when plant is decommissioned.